Document and Entity Information Document	Jul. 21, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 21, 2023
Document Period End Date	Jul. 21, 2023
Amendment Flag	false
Entity Registrant Name	IntelGenx Technologies Corp.
Entity Address, Address Line One	6420 Abrams
Entity Address, City or Town	St- Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4S 1Y2
Entity Incorporation, State Country Name	DE
City Area Code	514
Local Phone Number	331-7440
Entity File Number	000-31187
Entity Central Index Key	0001098880
Entity Emerging Growth Company	false
Entity Tax Identification Number	87-0638336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, $0.00001 par value